                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               ---------------------------

Check here if Amendment [ X ]; Amendment Number:   1
                                                 --------
This Amendment (Check only one.):   [X ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       La Cross Advisers, L.L.C.
            ------------------------------------------
Address:    311 Main Street
            ------------------------------------------
            La Crosse, Wisconsin 54601
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28 -03977
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Hulme
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (608) 782-1148
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Steven J. Hulme            La Crosse, Wisconsin            November 21, 2001
---------------------  --------------------------------------  -----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:  None
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                53
                                              -----------------------

Form 13F Information Table Value Total:      $     74,516,592
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name


         -----         -------------------      ------------------------

          [Repeat as necessary.]
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                      La Crosse Large Cap Stock Fund


Cusip                                Company                     Shares                      Mkt Value
-------------------------------------------------------------------------------------------------------
00130H105             AES Corp                                   46,000           12.82        589,720
013104104             Albertson                                  53,000           31.88      1,689,640
013817101             Alcoa                                      47,000           31.01      1,457,470
020002101             Allstate                                   45,000           37.35      1,680,750
020039103             Alltel                                     28,000           57.95      1,622,600
038222105             Applied Materials                          20,000           28.44        568,800
002444107             AVX Corp                                   79,000           16.27      1,285,330
06423A103             Banc One                                   48,000           31.47      1,510,560
060505104             BancAmerica                                28,000           58.40      1,635,200
339030108             Fleet Boston                               48,851           36.75      1,795,274
097023105             Boeing                                     31,000           33.50      1,038,500
12189T104             Burlington Northern                        65,000           26.75      1,738,750
131347106             Calpine Corp                               59,000           22.81      1,345,790
14149Y108             Cardinal Health                            28,500           73.95      2,107,575
17275R102             Cisco Systems                              60,000           12.18        730,800
172967101             Citigroup                                  36,000           40.50      1,458,000
28336L109             El Paso Energy                             36,000           41.55      1,495,800
204493100             Compaq                                     29,000            8.31        240,990
205887102             ConAgra                                    57,000           22.45      1,279,650
166751107             Chevron                                    13,000           84.75      1,101,750
278058102             Eaton Corp                                 19,000           59.21      1,124,990
31410H101             Federated Dept                             35,000           28.20        987,000
313586109             Federal National Mortgage                  21,000           80.06      1,681,260
319963104             First Data                                 26,000           58.26      1,514,760
902973304             US Bancorp                                 70,000           22.18      1,552,600
345370860             Ford                                       69,000           17.35      1,197,150
369550108             General Dynamics                           25,000           88.32      2,208,000
92343V104             Verizon Communications                     30,000           54.11      1,623,300
437076102             Home Depot                                 29,000           38.37      1,112,730
458140100             Intel                                      69,000           20.44      1,410,360
466313103             Jabil Circuit                              30,000           17.90        537,000
46625H100             JP Morgan                                  44,325           34.15      1,513,699
494368103             Kimberly Clark                             26,125           62.00      1,619,750
902905827             USX-Marathon Oil                           53,000           26.75      1,417,750
577778103             May Dept.                                  39,000           29.02      1,131,780
589331107             Merck                                      11,000           66.60        732,600
59156R108             MetLife                                    54,000           29.70      1,603,800
595112103             Micron Tech                                38,000           18.83        715,540
594918104             Microsoft                                  29,000           51.17      1,483,930
617446448             Morgan Dean Witter                         29,000           46.35      1,344,150
717081103             Pfizer                                     20,000           40.10        802,000
718154107             Philip Morris                              39,000           48.29      1,883,310
75952J108             Reliant Energy                             37,000           26.32        973,840

78387G103             SBC Comm                                   40,000           47.12      1,884,800
812387108             Sears                                      40,000           34.64      1,385,600
834182107             Solectron                                  66,000           11.65        768,900
88033G100             Tenet Healthcare                           34,000           59.65      2,028,100
902124106             Tyco International                         37,000           45.50      1,683,500
91324P102             United Healthcare                          29,500           66.50      1,961,750
913017109             United Technologies                        24,000           46.50      1,116,000
939322103             Washington Mutual                          43,000           38.48      1,654,640
962166104             Weyerhauser                                23,000           48.71      1,120,330
949746101             Wells Fargo                                45,000           44.45      2,000,250
                      CASH                                                                   2,368,474
                      ---------------------------------------------------------------------------------
                                                                                            74,516,592